NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
NET LOSS PER SHARE
NET LOSS PER SHARE
14	NET LOSS PER SHARE

Basic loss per share is based on the weighted-average number of common shares outstanding during each period. Diluted loss per share is based on basic shares as determined above plus common stock equivalents, including convertible preferred shares and convertible notes as well as the incremental shares that would be issued upon the assumed exercise of in-the-money stock options and warrants using the treasury stock method. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share. For the six months ended June 30, 2014 and 2013, respectively, all stock options and warrants, convertible preferred stock and convertible notes were excluded from the computation of diluted net loss per share.

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Six months endedJune 30, 2014(Shares)	Six months endedJune 30, 2013(Shares)
Options to purchase shares of common stock	11,452,960	11,110,666
Warrants to purchase shares of common stock	2,652,167	-
Convertible preferred Series A-1 shares	38,875,000	43,125,000
Convertible preferred Series B shares	7,500,000	-
Convertible long term notes	1,968,750	75,000,000
Convertible short term notes*	-	1,300,000
	62,448,877	130,535,666

* Convertible short term notes have variable conversion pricing dependent upon share prices prior to conversion, see note 10 above.

As of June 30, 2014, short term notes with a principal amount outstanding of $48,150 are convertible into common shares at 60% of average trading prices immediately prior to conversion. The closing share price as of June 30, 2014 was $0.24.

NET LOSS PER SHARE.
15	NET LOSS PER SHARE

Basic loss per share is based on the weighted-average number of common shares outstanding during each period. Diluted loss per share is based on basic shares as determined above plus common stock equivalents, including convertible preferred shares and convertible notes as well as the incremental shares that would be issued upon the assumed exercise of in-the-money stock options using the treasury stock method. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share. For the year ended December 31, 2013 all stock options, convertible preferred stock and convertible notes were excluded from the computation of diluted net loss per share. Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Year endedDecember 31, 2013(Shares)	Year endedDecember 31, 2012(Shares)

Options to purchase shares of common stock	11,452,960	-
Convertible preferred shares	38,875,000	-
Convertible long term notes	19,443,750	-
Convertible short term notes*	-	-
	69,771,710	-

* Convertible short term notes have variable conversion pricing dependent upon share prices prior to conversion, see note 8 above.

As of December 31, 2013, short term notes with a principal amount outstanding of $743,278 are convertible into common shares at discounts ranging from 50% to 65% of average trading prices immediately prior to conversion. The closing share price as of December 31, 2013 was $0.22. Certain of these short-term notes, with a principal amount outstanding of $65,000 have a floor conversion price of $0.05 per share. Certain of these short-term notes with a principal amount outstanding of $342,128 have capped conversion prices ranging from $0.33 per share to $0.65 per share. The remainder of the short-term notes do not have a floor or a capped conversion price.